FINANCIAL ASSETS AT FAIR VALUE (Tables)	3 Months Ended
Mar. 31, 2026
Financial Assets At Fair Value
SCHEDULE OF RECONCILIATION OF FAIR VALUE BALANCE OF FINANCIAL INSTRUMENTS

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value	Level 1
USD in thousand
December 31, 2024	$-
Purchases	55,240
Disposals	-
Gain (loss)	402
December 31, 2025	$55,642
Purchases	-
Disposals	14,978
Gain (loss)	-
March 31, 2026	$40,664